Prepayments - Schedule of Prepayments (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepayments [Abstract]
Advance to suppliers for services and educational content	[1]	¥ 34,566,328		¥ 400,083
Prepayment for educational content				¥ 25,471,027

[1]	As of December 31, 2024, short-term prepayments represent advance to suppliers for purchasing services or inventories. As of December 31, 2025, short-term prepayments represent advance to suppliers for purchasing educational contents. Pursuant to the agreement, the educational contents will be delivered to the Company before October 31, 2026.